Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay-Versus-Performance Table
					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary of Compensation Table for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)	Net Income (Millions) ($) (5)	Revenue (Millions) ($) (6)
2025	23,166,223	39,731,590	3,591,733	4,935,311	157.57	124.75	316.9	1,396.6
2024	12,741,421	20,745,724	4,217,194	6,315,696	111.94	93.49	444.1	1,015.3
2023	11,820,858	(3,608,264)	3,568,762	160,639	86.54	94.03	281.6	829.3
2022	9,696,978	22,817,187	2,415,581	3,154,512	133.22	89.9	202.1	660.1
2021	7,453,294	5,992,078	2,398,657	591,581	94.15	100.02	402.7	443.3

Named Executive Officers, Footnote	Helen I Torley was our CEO for each of the five years included in the table above. For 2021, our Non-PEO NEOs were Elaine D. Sun, Masaru Matsuda, and Michael J. LaBarre. For 2022, our Non-PEO NEOs were Nicole LaBrosse, Elaine D. Sun, Mark Snyder, and Michael J. LaBarre. For 2023 and 2024, our Non-PEO NEOs were Nicole LaBrosse, Mark Snyder, and Michael J. LaBarre. For 2025, our Non-PEO NEOs were Nicole LaBrosse, Mark Snyder, Cortney Caudill and Michael J. LaBarre. Ms. Sun commenced employment with Halozyme on March 2, 2020 and separated employment from Halozyme on February 2, 2022. Mr. Matsuda separated employment from Halozyme on December 31, 2021. Mr. LaBarre separated employment on March 17, 2025. Ms. LaBrosse was appointed to Halozyme’s Chief Financial Officer on February 2, 2022. Mr. Snyder commenced employment with Halozyme on January 3, 2022. Ms. Caudill was appointed to Halozyme’s Chief Operational Officer on October 3, 2025.See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for fiscal year 2025, 2024 and 2023. The 2021 and 2022 total compensation for our CEO is disclosed in our proxy statement filed with the SEC in calendar years 2022 and 2023, respectively. The average compensation for the Non-PEO NEOs for 2025 was calculated in the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of fiscal years 2024, 2023, 2022 and 2021 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the SEC in the calendar year immediately following such fiscal year.
PEO Total Compensation Amount	$ 23,166,223	$ 12,741,421	$ 11,820,858	$ 9,696,978	$ 7,453,294
PEO Actually Paid Compensation Amount	$ 39,731,590	20,745,724	(3,608,264)	22,817,187	5,992,078
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) to each of our Named Executive Officers (including for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the Named Executive Officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted for the following with respect to Halozyme’s LTI awards granted to the Named Executive Officer:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or other earnings were paid by Halozyme on any Named Executive Officer’s Halozyme LTI awards during the fiscal years covered by the table),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Halozyme LTI awards held by the Named Executive Officers were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO for the fiscal year 2025.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2025 ($)
Summary Compensation Table Total	23,166,223
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(21,000,159)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	26,384,470
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	8,135,598
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,045,457
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	39,731,590

Non-PEO NEO Average Total Compensation Amount	$ 3,591,733	4,217,194	3,568,762	2,415,581	2,398,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,935,311	6,315,696	160,639	3,154,512	591,581
Adjustment to Non-PEO NEO Compensation Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) to each of our Named Executive Officers (including for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the Named Executive Officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted for the following with respect to Halozyme’s LTI awards granted to the Named Executive Officer:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or other earnings were paid by Halozyme on any Named Executive Officer’s Halozyme LTI awards during the fiscal years covered by the table),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Halozyme LTI awards held by the Named Executive Officers were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for fiscal year 2025 to the average of the Compensation Actually Paid for the Non-PEO NEOs for fiscal year 2025.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)
Summary Compensation Table Total	3,591,733
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,773,384)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	3,024,406
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	1,607,271
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	610,778
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,125,493)
Compensation Actually Paid	4,935,311
For similar reconciliations of the Summary Compensation Table Total to Compensation Actually Paid for our CEO and the Non-PEO NEOs for each of fiscal years 2021, 2022, 2023 and 2024, see our proxy statement filed with the Securities and Exchange Commission in the calendar year immediately following such fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return represents the return on a fixed investment of $100 in Halozyme’s stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the NASDAQ Biotechnology Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last five years against our total shareholder return and the total shareholder return for the NASDAQ Biotechnology Index (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income	This column shows Halozyme’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last five years against our net income for each of those years.

Compensation Actually Paid vs. Company Selected Measure	This column shows Halozyme’s revenue for each fiscal year covered by the table. We consider revenue to be the most important financial performance metric in our 2025 executive compensation program because it is used in determining each of our NEO’s annual 2025 cash incentive. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last five years against our revenue for each of those years.

Total Shareholder Return Vs Peer Group	Total Shareholder Return represents the return on a fixed investment of $100 in Halozyme’s stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the NASDAQ Biotechnology Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last five years against our total shareholder return and the total shareholder return for the NASDAQ Biotechnology Index (each calculated as described above) over that period of time.

Tabular List, Table
The following is an unranked list of the Halozyme financial performance measures we consider most important in linking the compensation actually paid to our Named Executive Officers for 2025 with Halozyme performance.
•Revenue (as used in our 2025 EBP)
•Adjusted EBITDA (as used in our 2025 EBP)
•Stock Price (including relative TSR, as used in our PSUs awarded in 2021, 2022, 2023, 2024 and 2025 and as described in the Compensation Discussion and Analysis above)
In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our equity awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management with the interests of our stockholders.

Total Shareholder Return Amount	$ 157.57	111.94	86.54	133.22	94.15
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ 316,900,000	$ 444,100,000	$ 281,600,000	$ 202,100,000	$ 402,700,000
Company Selected Measure Amount	1,396,600,000	1,015,300,000	829,300,000	660,100,000	443,300,000
PEO Name	Helen I Torley	Helen I Torley	Helen I Torley	Helen I Torley	Helen I Torley
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,000,159)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,384,470
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,135,598
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,045,457
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,773,384)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,024,406
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,607,271
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,778
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,125,493)